American Conservative Val Fund

Schedule of Investments

October 31,2023 (unaudited)

		Shares	Value
99.58%	COMMON STOCK
3.78%	COMMUNICATION SERVICES
	Charter Communications(A)	1,835	$739,138
	Electronic Arts, Inc.	214	26,491
	Fox Corp. Class A	2,521	76,613
	Fox Corp. Class B	2,381	66,454
	Live Nation Entertainment(A)	669	53,533
	News Corp. Class A	3,637	75,213
	News Corp. Class B	3,318	71,138
	Omnicom Group, Inc.	2,429	181,956
	Paramount Global	10,674	116,133
	Take-Two Interactive(A)	369	49,354
	The Interpublic Group	5,323	151,173
	T-Mobile US, Inc.	4,431	637,444
			2,244,640

11.03%	CONSUMER DISCRETIONARY
	Advance Auto Parts	150	7,804
	Aptiv plc ADR(A)	595	51,884
	Autozone, Inc.(A)	2	4,954
	Bath & Body Works, Inc.	653	19,361
	Best Buy Co., Inc.	521	34,813
	Booking Holdings, Inc.(A)	227	633,230
	Borg-Warner, Inc.	665	24,538
	Chipotle Mexican Grill(A)	75	145,665
	DR Horton, Inc.	596	62,222
	Darden Restaurant, Inc.	301	43,804
	Domino’s Pizza, Inc.	75	25,424
	eBay, Inc.	1,244	48,802
	Etsy, Inc.(A)	895	55,758
	Expedia Group, Inc.(A)	2,581	245,943
	Ford Motor Co.	9,245	90,139
	Garmin Ltd. ADR	1,037	106,324
	Genuine Parts Co.	373	48,065
	Hasbro, Inc.	152	6,863
	Hilton Worldwide Holdings, Inc.	595	90,160
	Home Depot, Inc.	5,635	1,604,228
	Kohl’s Corp.	2,763	62,306
	Las Vegas Sands Corp.	893	42,382
	Lennar Corp.	444	47,366
	LKQ Corp.	444	19,500
	Marriott International Class A	1,416	267,001
	McDonald’s Corp.	1,696	444,640
	MGM Resorts International(A)	1,860	64,951
	O’Reilly Automotive, Inc.(A)	150	139,566
	Phinia, Inc.	135	3,494
	Polo Ralph Lauren Corp.	74	8,327
	Pool Corp.	75	23,683
	Pulte Group, Inc.	226	16,631
	PVH Corp.	149	11,078
	Ross Stores, Inc.	746	86,514
	Royal Caribbean Cruises ADR(A)	373	31,604
	Tapestry, Inc.(A)	448	12,347
	Tesla, Inc.(A)	7,414	1,489,028
	TJX Companies, Inc.	2,737	241,047
	Tractor Supply Co.	226	43,518
	Ulta Beauty, Inc.(A)	75	28,598
	Under Armour(A)	6,070	39,030
	Under Armour, Inc. Class A(A)	5,345	36,613
	Wynn Resorts	221	19,399
	Yum! Brands, Inc.	234	28,281
			6,556,885

8.07%	CONSUMER STAPLES
	Altria Group, Inc.	3,491	140,233
	Archer-Daniels-Midland Co.	604	43,228
	Brown-Forman Corp. Class B	455	25,553
	Church & Dwight Co.	373	33,921
	The Clorox Co.	68	8,003
	Colgate-Palmolive Co.	588	44,170
	Constellation Brands, Inc.	591	138,383
	Costco Wholesale Corp.	2,433	1,344,086
	Dollar General Corp.	684	81,423
	Dollar Tree, Inc.(A)	368	40,881
	Estee Lauder Cos. Class A	373	48,068
	General Mills, Inc.	894	58,324
	Kimberly-Clark Corp.	520	62,213
	The Kraft Heinz Co.	1,413	44,453
	Kroger Co.	520	23,592
	McCormick & Co.	298	19,042
	Mondelez International	3,560	235,708
	Monster Beverage Corp.(A)	2,820	144,102
	PepsiCo, Inc.	4,584	748,475
	Philip Morris International	2,524	225,040
	The Procter & Gamble Co.	7,696	1,154,631
	Sysco Corp.	351	23,338
	The Hershey Company	225	42,154
	Tyson Foods, Inc. Class A	593	27,485
	Walgreens Boots Alliance, Inc.	1,932	40,727
			4,797,233

4.53%	ENERGY
	Baker Hughes Co.	1,557	53,592
	Chevron Corp.	3,856	561,935
	ConocoPhillips	1,636	194,357
	EOG Resources, Inc.	817	103,146
	Exxon Mobil Corp.	9,763	1,033,414
	Halliburton Co.	1,481	58,263
	Hess Corp.	223	32,201
	Kinder Morgan, Inc.	3,414	55,307
	Marathon Petroleum Corp.	1,488	225,060
	Occidental Petroleum Corp.	1,489	92,035
	Oneok, Inc.	665	43,358
	Pioneer Natural Resources	149	35,611
	Schlumberger Ltd. ADR	2,817	156,794
	Williams Cos, Inc.	1,408	48,435
			2,693,508

12.86%	FINANCIALS
	Aflac, Inc.	446	34,837
	Allstate Corp.	204	26,139
	American International Group	525	32,188
	Ameriprise Financial, Inc.	302	95,000
	Aon plc ADR	373	115,406
	Arthur J Gallagher & Co.	150	35,324
	Bank Of New York Mellon	718	30,515
	Berkshire Hathaway Class B(A)	4,958	1,692,314
	Capital One Financial	748	75,765
	CBOE Global Markets, Inc.	152	24,911
	Chubb Limited ADR	1,113	238,872
	Cincinnati Financial Corp.	301	30,001
	Citigroup, Inc.	5,473	216,129
	Citizens Financial Group	1,260	29,522
	CME Group, Inc.	815	173,970
	Discover Financial Services	1,648	135,268
	Fidelity National Information Services, Inc.	1,259	61,829
	Fifth Third Bancorp	2,079	49,293
	Fiserv, Inc.(A)	1,117	127,059
	Franklin Resources, Inc.	442	10,073
	Global Payments, Inc.	524	55,659
	Hartford Financial Services Group, Inc.	522	38,341
	Huntington Bancshares	2,303	22,224
	Intercontinental Exchange	1,261	135,482
	Invesco Ltd. ADR	228	2,957
	Keycorp	1,560	15,943
	Loews Corp.	363	23,236
	MarketAxess Holdings, Inc.	75	16,031
	Marsh & Mclennan Cos, Inc.	963	182,633
	Mastercard, Inc. Class A	4,126	1,552,820
	MetLife, Inc.	2,596	155,786
	Moody’s Corporation	440	135,520
	Morgan Stanley	4,521	320,177
	MSCI, Inc.	77	36,309
	Northern Trust Corp.	593	39,085
	PNC Financial Services Group, Inc.	1,345	153,962
	Principal Financial Group, Inc.	299	20,236
	Prudential Financial, Inc.	302	27,615
	Raymond James Financial	447	42,662
	Regions Financial Corp.	2,670	38,795
	Rocket Cos, Inc.	5,471	40,431
	S&P 500 Global, Inc.	1,022	356,995
	State Street Corp.	891	57,585
	Synchrony Financial	151	4,236
	T Rowe Price Group, Inc.	522	47,241
	The Charles Schwab Corp.	4,746	246,982
	Travelers Companies, Inc.	157	26,288
	Truist Financial Corp.	3,560	100,962
	US Bancorp	4,280	136,446
	Wells Fargo & Co.	8,127	323,211
	Willis Towers Watson plc ADR	226	53,311
			7,643,576

13.92%	HEALTH CARE
	Abbott Laboratories	3,691	348,984
	Abbvie, Inc.	3,787	534,649
	Agilent Technologies, Inc.	373	38,557
	Amgen, Inc.	1,857	474,835
	Becton Dickinson & Co.	522	131,951
	Biogen, Inc.(A)	95	22,566
	Boston Scientific Corp.(A)	2,744	140,465
	Bristol-Myers Squibb Co.	5,042	259,814
	Cardinal Health, Inc.	441	40,131
	Cencora, Inc.	447	82,762
	Centene Corp.(A)	814	56,150
	The Cigna Group	1,463	452,360
	Cooper Cos., Inc.	75	23,381
	CVS Health Corp.	2,601	179,495
	Danaher Corp.	1,699	326,242
	Dexcom, Inc.(A)	600	53,298
	Edwards Lifescience Corp.(A)	1,043	66,460
	Elevance Health, Inc.	1,313	590,968
	Eli Lilly And Company	2,164	1,198,705
	Embecta Corp.	91	1,376
	Fortrea Holdings, Inc.(A)	150	4,260
	GE Healthcare Technologies	682	45,401
	Gilead Sciences, Inc.	828	65,031
	HCA Healthcare, Inc.	220	49,751
	Hologic, Inc.(A)	223	14,756
	Humana, Inc.	517	270,748
	Idexx Laboratories, Inc.(A)	77	30,759
	Illumina, Inc.(A)	298	32,607
	Incyte Corp.(A)	228	12,296
	Intuitive Surgical, Inc.(A)	681	178,572
	Iqvia Holdings, Inc.(A)	297	53,707
	Laboratory Corp. of America	150	29,960
	McKesson Corp.	373	169,849
	Medtronic plc ADR	2,724	192,205
	Merck & Company, Inc.	5,563	571,320
	Mettler-Toledo International, Inc.(A)	1	985
	Regeneron Pharmaceuticals(A)	228	177,815
	ResMed, Inc.	151	21,324
	Stryker Corp.	668	180,507
	Thermo Fisher Scientific	809	359,819
	Veeva Systems, Inc.(A)	142	27,365
	Vertex Pharmaceuticals(A)	815	295,120
	Zimmer Biomet Holdings	233	24,328
	Zoetis, Inc.	2,828	443,996
			8,275,630

8.42%	INDUSTRIALS
	3M Co.	583	53,024
	American Airlines Group(A)	3,858	43,017
	Ametek, Inc.	295	41,527
	Automatic Data Processing	1,042	227,385
	The Boeing Co.(A)	1,023	191,117
	Broadridge Financial Solutions, Inc.	225	38,394
	Canadian Pacific Kansas City Southern ADR	220	15,613
	Carrier Global Corp.	817	38,938
	Caterpillar, Inc.	1,113	251,594
	CH Robinson Worldwide, Inc.	228	18,657
	Cintas Corp.	150	76,068
	Copart, Inc.(A)	1,772	77,117
	CSX Corp.	4,448	132,773
	Cummins, Inc.	373	80,680
	Deere & Co.	594	217,024
	Eaton Corp. plc	818	170,070
	Emerson Electric Co.	1,334	118,686
	Equifax, Inc.	224	37,984
	Expeditors International of Washington, Inc.	300	32,775
	Fastenal Co.	1,116	65,107
	FedEx Corp.	447	107,325
	Fortive Corporation	524	34,207
	General Dynamics Corp.	217	52,364
	General Electric Co.	2,075	225,407
	Grainger WW, Inc.	75	54,737
	Honeywell International	1,696	310,809
	JB Hunt Transport Services, Inc.	75	12,890
	Illinois Tool Works, Inc.	447	100,182
	Ingersoll Rand, Inc.	596	36,165
	Jacobs Solutions, Inc.	221	29,459
	Johnson Controls International ADR	1,934	94,805
	L3Harris Technologies, Inc.	446	80,017
	Lockheed Martin Corp.	516	234,594
	Norfolk Southern Corp.	163	31,099
	Northrop Grumman Corp.	299	140,958
	Old Dominion Freight	151	56,876
	Otis Worldwide Corp.	442	34,127
	PACCAR, Inc.	1,017	83,933
	Parker-Hannifin Corp.	225	83,005
	Paychex, Inc.	744	82,621
	Paycom Software, Inc.	75	18,373
	Quanta Services, Inc.	75	12,534
	Republic Services, Inc.	226	33,559
	Rockwell Automation, Inc.	75	19,711
	RTX Corp.	2,968	241,566
	Southwest Airlines Co.	1,486	33,034
	Trane Technologies plc ADR	370	70,415
	Transdigm Group, Inc.	75	62,107
	Union Pacific Corp.	1,329	275,914
	United Airlines Holdings(A)	520	18,205
	UPS, Inc, Class B	1,326	187,298
	Veralto Corp.(A)	566	39,054
	Wabtec Corp.	295	31,276
	Waste Management, Inc.	820	134,751
	Xylem, Inc.	151	14,125
			5,005,052
13.47%	INFORMATION TECHNOLOGY - Hardware
	Advanced Micro Devices(A)	4,946	487,181
	Amphenol Corp. Class A	1,184	95,371
	Analog Devices, Inc.	741	116,582
	Broadcom, Inc.	739	621,772
	Cisco Systems, Inc.	43,454	2,265,257
	Corning, Inc.	1,414	37,839
	HP, Inc.	3,472	91,418
	Intel Corp.	8,133	296,854
	International Business Machines Corp.	365	52,794
	Keysight Technologies, Inc.(A)	298	36,371
	Lam Research Corp.	298	175,290
	Microchip Technology, Inc.	744	53,040
	Micron Technology, Inc.	2,656	177,607
	Motorola Solutions, Inc.	301	83,816
	Nvidia Corp.	6,365	2,595,647
	Qualcomm, Inc.	2,727	297,216
	Roper Technologies, Inc.	227	110,905
	TE Connectivity Ltd. ADR	746	87,916
	Texas Instruments, Inc.	2,283	324,209
			8,007,085

17.37%	INFORMATION TECHNOLOGY - Software & Services
	Accenture plc ADR	1,996	592,992
	Adobe, Inc.(A)	2,291	1,218,949
	Ansys, Inc.(A)	150	41,739
	Applied Materials, Inc.	2,388	316,052
	Arista Networks, Inc.(A)	2,368	474,476
	Auto Desk(A)	812	160,476
	Cadence Design Systems(A)	1,262	302,691
	CDW Corp.	226	45,290
	Cognizant Tech Solutions	1,261	81,297
	Fortinet, Inc.(A)	1,475	84,326
	Gartner Group, Inc.(A)	296	98,284
	Hewlett-Packard Enterprise	2,527	38,865
	Intuit, Inc.	817	404,374
	KLA Corp.	226	106,152
	Microsoft Corp.	14,418	4,874,870
	Oracle Corp.	5,231	540,885
	Seagate Technology Holdings plc ADR	365	24,911
	ServiceNow, Inc.(A)	533	310,126
	Synopsys, Inc.(A)	374	175,571
	Tyler Technologies, Inc.(A)	70	26,103
	Verisign, Inc.(A)	1,574	314,265
	Zebra Technologies Corp.(A)	441	92,359
			10,325,053

2.51%	MATERIALS
	Air Products and Chemicals, Inc.	450	127,098
	Albemarle Corp.	75	9,508
	Amcor plc ADR	3,342	29,710
	Ball Corporation	744	35,824
	Celanese Corp. Series A	76	8,703
	Corteva, Inc.	1,488	71,632
	Dow, Inc.	591	28,569
	Dupont de Nemours, Inc.	502	36,586
	Ecolab, Inc.	524	87,896
	FMC Corp.	76	4,043
	Freeport-McMoran, Inc.	3,565	120,426
	International Paper	1,041	35,113
	International Flavors & Fragrance, Inc.	149	10,184
	LyondellBasell Industries NV ADR	443	39,976
	The Mosaic Co.	593	19,261
	New Linde plc ADR	1,259	481,139
	Newmont Goldcorp Corp.	1,410	52,833
	Nucor Corp.	516	76,260
	Packaging Corp. of America	151	23,111
	PPG Industries, Inc.	447	54,878
	Sherwin-Williams Co.	448	106,718
	Sylvamo Corp.	83	3,677
	Vulcan Materials Co.	75	14,737
	WestRock Co.	373	13,402
			1,491,284

1.80%	REAL ESTATE
	Alexandria Real Estate	151	14,063
	American Tower Corporate REIT	817	145,581
	AvalonBay Communities, Inc.	226	37,457
	CBRE Group, Inc.(A)	891	61,782
	Crown Castle, Inc.	820	76,244
	Digital Realty Trust, Inc.	521	64,792
	Equinix, Inc.	227	165,628
	Equity Residential	670	37,071
	Extra Space Storage, Inc.	76	7,873
	Host Hotels & Resorts, Inc.	884	13,684
	Mid-America Apartment Communities	76	8,979
	Prologis, Inc.	1,631	164,323
	Public Storage	372	88,800
	Realty Income Corporation	359	17,009
	SBA Communications Corp.	67	13,978
	Simon Property Group, Inc.	369	40,549
	Ventas, Inc.	441	18,725
	Welltower, Inc.	744	62,206
	Weyerhaeuser Co.	1,185	33,998
			1,072,742

1.82%	UTILITIES
	AES Corp.	441	6,571
	Ameren Corp.	63	4,770
	American Electric Power, Inc.	306	23,115
	American Water Works Co.	151	17,765
	CenterPoint Energy, Inc.	742	19,945
	Consolidated Edison, Inc.	73	6,409
	Constellation Energy Corp.	299	33,763
	Dominion Energy, Inc.	425	17,136
	DTE Energy Co.	302	29,107
	Duke Energy Corp.	951	84,534
	Edison International	585	36,890
	Eversource Energy	595	32,005
	Exelon Corp.	720	28,037
	FirstEnergy Corp.	968	34,461
	Nextera Energy, Inc.	6,819	397,548
	Public Service Enterprise Group, Inc.	817	50,368
	Sempra Energy	326	22,830
	The Southern Company	2,223	149,608
	WEC Energy Group	450	36,626
	Xcel Energy, Inc.	892	52,869
			1,084,357

99.59%	TOTAL COMMON STOCK		59,197,045

99.59%	TOTAL INVESTMENTS		59,197,045

0.41%	Assets net of liabilities		241,183
100.00%	NET ASSETS		$59,438,228

(A)	Non-income producing

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stock	$59,197,045	$—	$—	$59,197,045
Total Investments	$59,197,045	$—	$—	$59,197,045

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended October 31, 2023.

At October 31, 2023, the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $58,017,410 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,474,624
Gross unrealized depreciation	(4,294,989)
Net unrealized appreciation	$1,179,635